PROPERTY AND EQUIPMENT, NET - Additional Information (Details)			12 Months Ended
	Aug. 04, 2017 USD ($)	Aug. 04, 2017 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2019 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Payments To Acquire Land Use Right	$ 198,341	¥ 1,361,969			¥ 1,361,969	¥ 0
Construction in Progress, Gross			$ 3,134,647		11,779,784		¥ 21,524,994
Depreciation, Depletion and Amortization, Nonproduction			163,688	¥ 1,124,011	1,119,049	856,735
Depreciation			$ 169,046	1,096,772	1,092,206	856,735
Gain (Loss) on Disposition of Property Plant Equipment				¥ 0	¥ 78,285	¥ 35,919